Fair Value Measurements - Summary of change in fair value of private placement warrant liability (Detail) - Private Placement Warrant Liability $ in Thousands	4 Months Ended
Dec. 31, 2021 USD ($)
Fair value, Beginning Balance	$ 1,862
Change in fair value	(1,184)
Fair value, Ending Balance	$ 678